UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total		Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus [1]	Accumulated Other Comprehensive (Loss) Income	Accumulated Retained Earnings (Losses)	Total before Non-controlling Interest	Non-controlling Interest
Beginning balance at Dec. 31, 2016		$ 1,909,826		$ 101,081	$ (20,483)	$ 1,488,556	$ 200,000	$ (9,542)	$ 103,650	$ 1,863,262	$ 46,564
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(160,194)	[2]						(183,526)	(183,526)	23,332
Dividends		(14,635)							(14,635)	(14,635)
Exercise of share options		204		27		177				204
Grant of share options		7,866				7,866				7,866
Forfeiture of share options		(120)				(120)				(120)
Other comprehensive income (see note 14)		1,621						1,621		1,621
Issuance of convertible bonds		39,861				39,861				39,861
Ending balance at Sep. 30, 2017		1,784,429		101,108	(20,483)	1,536,340	200,000	(7,921)	(94,511)	1,714,533	69,896
Beginning balance at Dec. 31, 2017		1,796,304		101,119	(20,483)	1,538,191	200,000	(7,769)	(95,742)	1,715,316	80,988
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		141,973	[2]						81,529	81,529	60,444
Dividends		(37,958)							(22,350)	(22,350)	(15,608)
Exercise of share options		2,597		180		2,417				2,597
Grant of share options		11,026				11,159			(133)	11,026
Forfeiture of share options		(1,492)				(1,492)				(1,492)
Effect of consolidating Hilli Lessor VIE	[3]	28,703									28,703
Sale of equity interest in common units	[4]	177,977				304,468				304,468	(126,491)
Conversion of debt to equity (see note 13)		55,134									55,134
Other comprehensive income (see note 14)		(27,868)						(27,868)		(27,868)
Ending balance at Sep. 30, 2018		$ 2,146,396		$ 101,299	$ (20,483)	$ 1,854,743	$ 200,000	$ (35,637)	$ (36,696)	$ 2,063,226	$ 83,170

[1]	Contributed Surplus is capital that can be returned to stockholders without the need to reduce share capital, thereby giving Golar greater flexibility when it comes to declaring dividends.
[2]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the nine months ended September 30, 2017.
[3]	This relates to the reserves held by the Hilli Lessor VIE as of the date that we determined ourselves to be its primary beneficiary and thus required to consolidate the VIE. See note 8.
[4]	In the current quarter, we completed the dropdown of 50% of the Hilli Common Units in Golar Hilli LLC to Golar Partners. As we retain control of the entity, the dropdown is accounted for as a partial disposal within equity. See note 1.